SCHEDULE OF NET LIABILITIES ACQUIRED IN MERGER (Details)	Feb. 14, 2024 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Cash	$ 229,328
Due from Sponsor	158,819
Prepaid expenses and other assets	2,501
Accounts payable	(96,175)
Accrued expenses	(1,269,126)
Notes payable	(1,651,000)
Derivative warrant liabilities	(29,000)
Total net liabilities acquired	(2,654,653)
Plus: Merger transaction costs limited to cash acquired	(229,328)
Total net liabilities acquired plus transaction costs	$ (2,883,981)